Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000003007 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000003007 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000003007 | U.S. Government Sponsored Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000003006 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003006 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000003006 | Corporate Debt
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000003006 | Bank Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000003006 | Time Deposits
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000003006 | Tender Option Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003006 | Non-U.S. Sub-Sovereign
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003006 | Variable Rate Demand Notes
Holdings [Line Items]
Percent of Net Asset Value	0.40%